American Century Variable Portfolios, Inc.

PROSPECTUS SUPPLEMENT

VP INTERNATIONAL FUND
(CLASS I)

Supplement dated August 1, 2004 * Prospectus dated May 1, 2004

THE FOLLOWING REPLACES FOOTNOTE 1 TO Annual Fund Operating Expenses CHART ON
PAGE 4.

    (1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS
         A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE
         GENERALLY DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS
         STRATEGY ASSETS DECREASE. SEE The Investment Advisor UNDER Management
         FOR AN EXPLANATION OF STRATEGY ASSETS.

THE FOLLOWING REPLACES THE THIRD PARAGRAPH UNDER THE HEADING What kinds of securities does the fund buy? ON PAGE 6.

    In determining whether a company is foreign, the fund managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case. The fund considers developed countries to include Australia, Austria, Belgium,
    Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong,
    Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway,
    Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the
    United States.

THE FOLLOWING REPLACES THE THIRD PARAGRAPH UNDER THE HEADING The Investment
Advisor ON PAGE 8.

    For the services it provided to the fund, the advisor received a unified management fee based on a percentage of the daily net assets of the specific class of shares of the fund.  For a fund with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula.
    This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the
    American Century family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. The amount of the fee is calculated daily and paid monthly in arrears.

THE FOLLOWING TABLE IS ADDED AFTER THE LAST PARAGRAPH UNDER THE HEADING The
Investment Advisor ON PAGE 8.

    MANAGEMENT FEE PAID BY THE FUND TO THE ADVISOR
    AS A PERCENTAGE OF AVERAGE NET ASSETS
    FOR THE MOST RECENT FISCAL YEAR ENDED DECEMBER 31, 2003         CLASS I
    ----------------------------------------------------------------------------
    VP International                                                1.33%
    ----------------------------------------------------------------------------

SH-SPL-39182   0408

American Century Variable Portfolios, Inc.

PROSPECTUS SUPPLEMENT

VP INTERNATIONAL FUND
(CLASS II)

Supplement dated August 1, 2004 * Prospectus dated May 1, 2004

THE FOLLOWING REPLACES FOOTNOTE 1 TO Annual Fund Operating Expenses CHART ON
PAGE 4.

    (1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS
         A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE
         GENERALLY DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS
         STRATEGY ASSETS DECREASE. SEE The Investment Advisor UNDER Management
         FOR AN EXPLANATION OF STRATEGY ASSETS.

The following replaces the third paragraph under the heading What kinds of securities does the fund buy? on page 6.

    In determining whether a company is foreign, the fund managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case. The fund considers developed countries to include Australia, Austria, Belgium,
    Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong,
    Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway,
    Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the
    United States.

THE FOLLOWING REPLACES THE THIRD PARAGRAPH UNDER THE HEADING The Investment
Advisor ON PAGE 8.

    For the services it provided to the fund, the advisor received a unified management fee based on a percentage of the daily net assets of the specific class of shares of the fund.  For a fund with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula.
    This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the
    American Century family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. The amount of the fee is calculated daily and paid monthly in arrears.

THE FOLLOWING TABLE IS ADDED AFTER THE LAST PARAGRAPH UNDER THE HEADING The
Investment Advisor ON PAGE 8.

    MANAGEMENT FEE PAID BY THE FUND TO THE ADVISOR
    AS A PERCENTAGE OF AVERAGE NET ASSETS
    FOR THE MOST RECENT FISCAL YEAR ENDED DECEMBER 31, 2003        CLASS II
    ---------------------------------------------------------------------------
    VP International                                               1.23%
    ---------------------------------------------------------------------------

SH-SPL-39190   0408

American Century Variable Portfolios, Inc.

PROSPECTUS SUPPLEMENT

VP INTERNATIONAL FUND
(CLASS III)

Supplement dated August 1, 2004 * Prospectus dated May 1, 2004

THE FOLLOWING REPLACES FOOTNOTE 1 TO Annual Fund Operating Expenses CHART ON
PAGE 4.

    (1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS
         A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE
         GENERALLY DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS
         STRATEGY ASSETS DECREASE. SEE The Investment Advisor UNDER Management
         FOR AN EXPLANATION OF STRATEGY ASSETS.

THE FOLLOWING REPLACES THE THIRD PARAGRAPH UNDER THE HEADING What Kinds Of
Securities Does The Fund Buy? ON PAGE 6.

    In determining whether a company is foreign, the fund managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case. The fund considers developed countries to include Australia, Austria, Belgium,
    Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong,
    Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway,
    Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the
    United States.

THE FOLLOWING REPLACES THE THIRD PARAGRAPH UNDER THE HEADING The Investment
Advisor ON PAGE 8.

    For the services it provided to the fund, the advisor received a unified management fee based on a percentage of the daily net assets of the specific class of shares of the fund.  For a fund with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula.
    This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the
    American Century family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. The amount of the fee is calculated daily and paid monthly in arrears.

THE FOLLOWING TABLE IS ADDED AFTER THE LAST PARAGRAPH UNDER THE HEADING The
Investment Advisor ON PAGE 8.

    MANAGEMENT FEE PAID BY THE FUND TO THE ADVISOR
    AS A PERCENTAGE OF AVERAGE NET ASSETS
    FOR THE MOST RECENT FISCAL YEAR ENDED DECEMBER 31, 2003       CLASS III
    ---------------------------------------------------------------------------
    VP International                                              1.33%
    ---------------------------------------------------------------------------

SH-SPL-39191   0408

American Century Variable Portfolios, Inc.

PROSPECTUS SUPPLEMENT

VP INTERNATIONAL FUND
(CLASS IV)

Supplement dated August 1, 2004 * Prospectus dated May 1, 2004

THE FOLLOWING REPLACES FOOTNOTE 1 TO Annual Fund Operating Expenses CHART ON
PAGE 4.

    (1)  THE FUND HAS A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT
         FEE RATE GENERALLY DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES
         AS STRATEGY ASSETS DECREASE. SEE The Investment Advisor UNDER
         Management FOR AN EXPLANATION OF STRATEGY ASSETS.

THE FOLLOWING REPLACES THE THIRD PARAGRAPH UNDER THE HEADING What kinds of securities does the fund buy? ON PAGE 6.

    In determining whether a company is foreign, the fund managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case. The fund considers developed countries to include Australia, Austria, Belgium,
    Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong,
    Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway,
    Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the
    United States.

THE FOLLOWING REPLACES THE THIRD PARAGRAPH UNDER THE HEADING The Investment
Advisor ON PAGE 8.

    For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of the specific class of shares of the fund.  For a fund with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula.
    This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the
    American Century family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. The amount of the fee is calculated daily and paid monthly in arrears.

    VP International will pay the advisor a unified management fee for Class IV of 1.40% of its pro rata share of the first $250 million of the fund's strategy assets, 1.10% of its pro rata share of the next $250 million of the fund's strategy assets, and 1.00% of its pro rata share over $500 million of the fund's strategy assets.

SH-SPL-39192   0408

American Century Variable Portfolios, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

VP BALANCED FUND * VP CAPITAL APPRECIATION FUND * VP GLOBAL GROWTH FUND
VP GROWTH FUND * VP INCOME & GROWTH FUND * VP INTERNATIONAL FUND
VP LARGE COMPANY VALUE FUND * VP MID CAP VALUE FUND * VP ULTRA(reg.tm) FUND
VP VALUE FUND * VP VISTA(sm) FUND

Supplement dated August 1, 2004 * Statement of Additional Information dated May 1, 2004

THE Portfolio Turnover SECTION BEGINNING ON PAGE 21 OF THE STATEMENT OF
ADDITIONAL INFORMATION IS REPLACED WITH THE FOLLOWING:

    PORTFOLIO TURNOVER

    The portfolio turnover rate of each fund is listed in the Financial
    Highlights table in that fund's Prospectus.

    VP Income & Growth

    The fund managers will consider the length of time a security has been held in determining whether to sell it. Accordingly, the fund's portfolio turnover is not expected to exceed 100%.

    VP Large Company Value

    The fund managers of VP Large Company Value purchase portfolio securities with a view to the long-term investment merits of each security and, consequently, the fund may hold its investment securities for several years.
    However, the decision to purchase or sell any security is ultimately based upon the anticipated contribution of the security to the stated objective of the fund. In order to achieve the fund's objective, the fund managers may sell a given security regardless of the time it has been held in the portfolio. Portfolio turnover may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income. In addition, the fund managers may sell some securities to realize losses that can be used to offset realized capital gains. They will take such actions when they believe the tax benefits from realizing losses offset the near-term investment potential of the security. Higher turnover would also generate correspondingly higher brokerage commissions, which is a cost the fund pays directly.

    Other Funds

    With respect to each other fund, the managers may sell securities without regard to the length of time the security has been held. Accordingly, each fund's portfolio turnover rate may be substantial.

    The fund managers intend to purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund's investment objective, the managers may sell a given security regardless of the length of time it has been held in the portfolio and regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose because, among other things, it did not live up to the managers' expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

    When a general decline in security prices is anticipated, the equity funds may decrease or eliminate entirely their equity positions and increase their cash positions, and when a general rise in price levels is anticipated, the equity funds may increase their equity positions and decrease their cash positions. However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.

    Because investment decisions are based on a particular security's anticipated contribution to a fund's investment objective, the managers believe that the rate of portfolio turnover is irrelevant when they determine that a change is required to pursue the fund's investment objective. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly.
    Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

    Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH ON PAGE 35.

    For services provided to each fund, the advisor receives a fee based on a percentage of the net assets of each fund. The amount of the fee is calculated daily and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying the fee rate calculation formula indicated on the tables below. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets.
    The management fee schedules for the funds appear below.

THE FOLLOWING REPLACES THE SECTIONS FOR VP INCOME & GROWTH AND VP ULTRA IN THE
Management Fee CHART ON PAGE 35.

    FUND                CLASS                PERCENTAGE OF AVERAGE NET ASSETS
    ----------------------------------------------------------------------------
    VP Income & Growth  Class I, Class II    0.70% of first $10 billion
                        & Class III          0.65% over $10 billion
    ----------------------------------------------------------------------------
    VP Ultra            Class I & Class III  1.000% of first $20 billion
                                             0.950% of next $10 billion
                                             0.925% of next $10 billion
                                             0.900% of next $10 billion
                                             0.875% over $50 billion
                        --------------------------------------------------------
                        Class II             0.900% of first $20 billion
                                             0.850% of next $10 billion
                                             0.825% of next $10 billion
                                             0.800% of next $10 billion
                                             0.775% over $50 billion
    ----------------------------------------------------------------------------

THE FOLLOWING REPLACES THE PARAGRAPH IMMEDIATELY FOLLOWING THE Management Fee
CHART ON PAGE 35.

    On each calendar day, each class of each fund accrues a management fee that is equal to the class's management fee rate (as calculated pursuant to the above schedules) times the net assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The management fee is the sum of the daily fee calculations for each day of the previous month.

SH-SPL-39165   0408